Share Options (Tables)	6 Months Ended
Jun. 30, 2024
Share Options [Abstract]
Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors	The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the periods of six months ended June 30, 2024 and 2023:
	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Granted	48,600	4.32	-	-
Exercised	(393,651)	1.99	-	-
Cancelled	(7,500)	3.20	-	-
Outstanding as of June 30, 2024 (unaudited)	942,816	2.24	6.71	2,811
Exercisable as of June 30, 2024 (unaudited)	563,204	2.15	5.42	1,730
	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	88,800	3.67	9.70	-
Exercised	(18,448)	1.50	-	-
Forfeited or expired	(72,357)	1.96	-	-
Outstanding as of June 30, 2023 (unaudited)	1,568,986	1.88	4.85	1,475
Exercisable as of June 30, 2023 (unaudited)	1,096,887	1.75	3.09	1,174

Schedule of Outstanding and Exercisable Share Options Separated Ranges of Exercise Prices	The outstanding share options as of June 30, 2024 have been separated into ranges of exercise prices, as follows:
Exercise price	Share options outstanding as of June 30, 2024	Weighted average remaining contractual term	Share options exercisable as of June 30, 2024	Weighted average remaining contractual term
	Unaudited
		(years)		(years)
-	17,680	2.7	17,680	2.7
1.14	84,080	2.34	84,080	2.34
1.47	9,600	9.59	-	-
1.48	50,000	9.21	-	-
1.74	12,800	8.80	3,200	8.8
1.83	573,454	7.03	354,325	6.31
2.79	6,400	9.09	-	-
3.20	5,002	7.15	3,439	7.15
4.00	76,000	8.68	31,680	8.68
4.17	28,800	1.53	28,800	1.53
5.02	39,000	9.99	-	-
5.12	40,000	5.04	40,000	5.04
	942,816		563,204

Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted	The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:
	six-month period ended June 30,
	2024	2023

Volatility (%)	52.7%-73.5%	61.4%
Risk-free interest rate (%)	4.0%-4.3%	3.7%-4.3%
Dividend yield (%)	-	-
Expected life (years)	6.25	6.25
Exercise price ($)	1.47-5.02	1.74-4.00
Share price ($)	1.72-4.96	1.74-3.73

Schedule of Company’s Equity-Based Awards Recognized	The total compensation cost related to all of the Company’s equity-based awards recognized in profit and loss during the periods of six months ended June 30, 2024 and 2023 was comprised as follows:
	Six-month period ended June 30,
	2024	2023
	Unaudited

Research and development	$126	$122
Sales and marketing	11	14
General and administrative	48	40
	$185	$176